PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of:

		June 30,	December 31,
	Estimated Life	2023	2022

Office equipment	5 years	$29,041	$29,041
Computer equipment	3 years	3,157	3,157
Accumulated depreciation		(13,576)	(10,146)
		$18,622	$22,052

Depreciation expense was $1,715 and $3,430, and $1,719 and $3,423 for the three and six months ended June 30, 2023 and 2022, respectively, and is classified in general and administrative expenses in the Consolidated Statements of Operations.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of:

	Estimated Life	December 31, 2022	December 31, 2021

Office equipment	5 years	$29,041	$28,181
Computer equipment	3 years	3,157	3,157
Accumulated depreciation		(10,146)	(3,292)
		$22,052	$28,046

Depreciation expense was $6,854 and $2,946 for the years ended December 31, 2022 and 2021, respectively, and is classified in general and administrative expenses in the Consolidated Statements of Operations.